Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long Term Incentive Grant Procedures
The compensation committee generally makes annual awards of equity, including options, during an open trading window after the Company’s February release of year-end
earnings. The compensation committee may make limited grants of long term incentives on other dates in connection with a promotion or to compensate newly hired executives for equity or other benefits forfeited upon termination of previous employment or to otherwise induce them to join our Company. Equity awards, including options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or other equity grant dates.
During fiscal 2024, (1) none of the Company’s named executive officers were awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form
10-Q,
Form
10-K,
or Form
8-K
that disclosed material
non-public
information, and ending one business day after the filing or furnishing of such reports, and (2) the Company did not time the disclosure of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing Method	The compensation committee generally makes annual awards of equity, including options, during an open trading window after the Company’s February release of year-end
earnings. The compensation committee may make limited grants of long term incentives on other dates in connection with a promotion or to compensate newly hired executives for equity or other benefits forfeited upon termination of previous employment or to otherwise induce them to join our Company. Equity awards, including options, are not granted in anticipation of the release of material non-public
information, and the release of material
non-public
information is not timed on the basis of option or other equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	not timed